Note 14 - Commitments and Contingencies	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
1
4
 – Commitments and Contingencies

The Company leases and rents various office and warehouse properties in Florida, Georgia, Maryland, North Carolina, and Pennsylvania. The terms on its operating leases vary and contain renewal options or are rented on a month-to-month basis. Rental payments associated with leased properties totaled
$0.8
million,
$0.8
million and
$0.7
million for the years ended
September 30, 2018,
2017
and
2016,
respectively.
At
September 30, 2018,
the Company’s minimum annual future obligations under all existing operating leases for each of the next five
years are as follows:

2019	$701,837
2020	592,268
2021	568,250
2022	582,456
2023	597,017
Thereafter	99,909

Total	$3,141,737